Fair Value Measurements (Details) - Schedule of significant unobservable inputs	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Discount rate [Member]
SAFEs
SAFEs, measurement input		75.00%
Discount rate [Member] | Contingent consideration, tranche one [Member]
City Semi Contingent Consideration – First Tranche
Semi contingent consideration, measurement input		10.30%
Discount rate [Member] | Contingent Consideration Tranche Two [Member]
City Semi Contingent Consideration – First Tranche
Semi contingent consideration, measurement input	10.80%	10.30%
Discount rate [Member] | Tapeout [Member]
ONDesign Israel Contingent consideration – Tapeout
Contingent consideration, measurement input	4.37%
Discount rate [Member] | Design Win [Member]
ONDesign Israel Contingent consideration – Tapeout
Contingent consideration, measurement input	4.37%
Constant volatility factor [Member]
SAFEs
SAFEs, measurement input		40.00%
Geometric Brownian Motion [Member]
SAFEs
SAFEs, measurement input		0.98%
Expected volatility [Member]
Warrants
Warrant, measurement input	36.00%
Milestone Two Earnout Shares [Member] | Constant volatility factor [Member]
Contingent earn-outs – second milestone
Contingent earn-out, measurement input	40.00%